PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2024
PREPAYMENTS AND OTHER CURRENT ASSETS
Summary of prepayments and other current assets

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
Prepayments	591,383	423,356
Deposits (a)	1,790,637	1,871,670
Others	905,425	804,336
	3,287,445	3,099,362

Note (a): The deposits represented the amounts that the Group paid to its CRO vendors for various outsourced research and development programs according to the terms of respective CRO agreements. The Group expects to recover the deposits if the programs fail or the agreements are cancelled.